THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 91.8%
	AEROSPACE & DEFENSE - 1.7%
15,000	RTX Corporation^	$ 1,735,800

	APPAREL & TEXTILE PRODUCTS - 2.1%
22,000	NIKE, Inc., Class B^	1,664,740
25,000	VF Corporation^	536,500
		2,201,240
	BANKING - 7.1%
25,000	Bank of America Corporation^	1,098,750
8,000	JPMorgan Chase & Company^	1,917,680
40,500	Truist Financial Corporation(c)	1,756,890
33,000	US Bancorp	1,578,390
15,000	Wells Fargo & Company^(c)	1,053,600
		7,405,310
	BIOTECH & PHARMA - 9.5%
50,000	Bristol-Myers Squibb Company^(c)	2,828,000
14,000	Gilead Sciences, Inc.^	1,293,180
21,500	Johnson & Johnson(c)	3,109,330
100,000	Pfizer, Inc. (c)	2,653,000
		9,883,510
	CABLE & SATELLITE - 0.9%
26,000	Comcast Corporation, Class A	975,780

	CHEMICALS - 6.1%
10,500	Avery Dennison Corporation(c)	1,964,865
15,000	CF Industries Holdings, Inc.^	1,279,800
75,000	Chemours Company^(c)	1,267,500
40,000	Nutrien Ltd. (c)	1,790,000
		6,302,165
	DIVERSIFIED INDUSTRIALS - 1.7%
8,000	Honeywell International, Inc.^	1,807,120

	ELECTRIC UTILITIES - 5.1%
20,000	CenterPoint Energy, Inc.^	634,600
21,100	Dominion Energy, Inc.	1,136,446

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 91.8% (Continued)
	ELECTRIC UTILITIES - 5.1% (Continued)
15,000	Duke Energy Corporation^	$ 1,616,100
22,000	SEMPRA^	1,929,840
		5,316,986
	ENTERTAINMENT CONTENT - 1.2%
11,000	Walt Disney Company^	1,224,850

	FOOD - 6.8%
28,000	General Mills, Inc.	1,785,560
15,000	Hershey Company(c)	2,540,250
37,500	Hormel Foods Corporation(c)	1,176,375
47,000	Kraft Heinz Company	1,443,370
		6,945,555
	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
5,500	Morgan Stanley^	691,460

	LEISURE FACILITIES & SERVICES - 1.3%
15,000	Starbucks Corporation	1,368,750

	LEISURE PRODUCTS - 0.5%
10,000	Hasbro, Inc.	559,100

	MEDICAL EQUIPMENT & DEVICES - 2.3%
30,000	Medtronic PLC(c)	2,396,400

	METALS & MINING - 0.6%
40,000	Barrick Gold Corporation	620,000

	OIL & GAS PRODUCERS - 7.3%
14,000	Chevron Corporation	2,027,760
10,000	EOG Resources, Inc.	1,225,800
20,000	Expand Energy Corporation^	1,991,000
22,000	Exxon Mobil Corporation(c)	2,366,540
		7,611,100

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 91.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
45,000	Schlumberger N.V.	$ 1,725,300

	REAL ESTATE INVESTMENT TRUSTS - 1.2%
45,000	Weyerhaeuser Company	1,266,750

	RETAIL - CONSUMER STAPLES - 4.9%
18,000	Dollar General Corporation	1,364,760
10,000	Kroger Company^	611,500
15,000	Target Corporation	2,027,700
120,000	Walgreens Boots Alliance, Inc. (c)	1,119,600
		5,123,560
	RETAIL - DISCRETIONARY - 2.3%
4,000	Home Depot, Inc.^	1,555,960
56,000	Kohl's Corporation	786,240
		2,342,200
	SEMICONDUCTORS - 6.1%
70,000	Intel Corporation(c)	1,403,500
31,000	Microchip Technology, Inc.^	1,777,850
20,000	QUALCOMM, Inc. (c)	3,072,400
		6,253,750
	SOFTWARE - 3.3%
5,000	Microsoft Corporation^	2,107,500
8,000	Oracle Corporation^(c)	1,333,120
		3,440,620
	TECHNOLOGY HARDWARE - 4.1%
50,000	Cisco Systems, Inc.^ (c)	2,960,000
26,000	Corning, Inc.^	1,235,520
		4,195,520
	TECHNOLOGY SERVICES - 2.7%
6,000	Accenture plc, Class A^	2,110,740
3,000	International Business Machines Corporation^	659,490
		2,770,230
	TELECOMMUNICATIONS - 4.6%
100,000	AT&T, Inc.^ (c)	2,277,000

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares					Fair Value
	COMMON STOCKS — 91.8% (Continued)
	TELECOMMUNICATIONS - 4.6% (Continued)
61,000	Verizon Communications, Inc. (c)				$ 2,439,390
					4,716,390
	TOBACCO & CANNABIS - 1.0%
20,000	Altria Group, Inc.				1,045,800

	TRANSPORTATION & LOGISTICS - 2.8%
23,000	United Parcel Service, Inc., B(c)				2,900,300

	WHOLESALE - CONSUMER STAPLES - 2.2%
30,000	Sysco Corporation^(c)				2,293,800

	TOTAL COMMON STOCKS (Cost $114,315,468)				95,119,346

	SHORT-TERM INVESTMENTS — 7.7%
	MONEY MARKET FUNDS - 7.7%
95,134	First American Treasury Obligations Fund, Class X, 4.38%(a)				95,134
7,861,975	JPMorgan US Treasury Plus Money Market Fund, Class L, 4.33%(a)				7,861,975
	TOTAL MONEY MARKET FUNDS (Cost $7,957,109)				7,957,109

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,957,109)				7,957,109

	TOTAL INVESTMENTS - 99.5% (Cost $122,272,577)				$ 103,076,455
	CALL OPTIONS WRITTEN - (0.4)% (Premiums Received - $520,262)				(394,478)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%				973,554
	NET ASSETS - 100.0%				$ 103,655,531

Contracts(b)
	WRITTEN EQUITY OPTIONS* - (0.4)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (0.4)%
30	Accenture plc	01/17/2025	$ 365	$ 1,055,370	$ 4,350
250	AT&T, Inc.	01/17/2025	23	569,250	5,000
50	Bank of America Corporation	01/17/2025	44	219,750	5,950
100	Bristol-Myers Squibb Company	01/17/2025	58	565,600	3,500
100	CenterPoint Energy, Inc.	01/17/2025	32	317,300	5,000

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS* - (0.4)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.4)% (Continued)
75	CF Industries Holdings, Inc.	01/17/2025	$ 85	$ 639,900	$ 15,000
250	Chemours Company	01/17/2025	18	422,500	7,500
250	Cisco Systems, Inc.	01/17/2025	58	1,480,000	45,250
130	Corning, Inc.	01/17/2025	47	617,760	15,990
75	Duke Energy Corporation	01/17/2025	110	808,050	5,625
100	Expand Energy Corporation	01/17/2025	95	1,991,000	53,500
70	Gilead Sciences, Inc.	01/17/2025	93	646,590	14,070
20	Home Depot, Inc.	01/17/2025	390	777,980	12,560
40	Honeywell International, Inc.	01/17/2025	230	903,560	9,040
15	International Business Machines Corporation	01/17/2025	225	329,745	3,195
40	JPMorgan Chase & Company	01/17/2025	240	958,840	21,800
50	Kroger Company	01/17/2025	60	305,750	9,200
100	Microchip Technology, Inc.	01/17/2025	58	573,500	17,500
25	Microsoft Corporation	01/17/2025	440	1,053,750	3,700
55	Morgan Stanley	01/17/2025	125	691,460	20,900
42	NIKE, Inc.	01/17/2025	76	317,814	6,258
40	Oracle Corporation	01/17/2025	170	666,560	8,040
75	RTX Corporation	01/17/2025	116	867,900	14,700
100	Sempra	01/17/2025	85	877,200	30,000
100	Sysco Corporation	01/17/2025	75	764,600	17,500
250	VF Corporation	01/17/2025	23	536,500	14,000
55	Walt Disney Company	01/17/2025	110	612,425	15,950
50	Wells Fargo & Company	01/17/2025	71	351,200	9,400
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $520,262)				394,478

	TOTAL EQUITY OPTIONS WRITTEN (Premiums Received - $520,262)				$ 394,478

LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

*	Non-income producing security.
^	Security is subject to written call options.
(a)	Rate disclosed is the seven-day effective yield as of December 31, 2024.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	All or portion of the security is pledged as collateral for written options